2. Summary of Significant Accounting Policies: Cash and Cash Equivalents (Policies)	1 Months Ended
Feb. 28, 2014
Policies
Cash and Cash Equivalents

Cash and cash equivalents

The Company includes in cash and cash equivalents all short-term, highly liquid investments that mature within three months of their acquisition date. Cash equivalents consist principally of investments in interest-bearing demand deposit accounts and liquidity funds with financial institutions and are stated at cost, which approximates fair value. For cash management purposes the company concentrates its cash holdings in an account at Bank of America.